Finance Receivables - Trouble Debt Restructured Finance Receivables (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Modifications [Line Items]
Allowance for TDR finance receivable losses	$ 55,000,000	$ 36,000,000
Amount of commitments to lend additional funds on TDR finance receivables	0
Personal Loans
Financing Receivable, Modifications [Line Items]
Allowance for TDR finance receivable losses	17,000,000	1,000,000
SpringCastle Portfolio
Financing Receivable, Modifications [Line Items]
Allowance for TDR finance receivable losses	4,000,000	3,000,000
Real Estate Loans
Financing Receivable, Modifications [Line Items]
Allowance for TDR finance receivable losses	34,000,000	32,000,000
Real Estate Loan | Real Estate Loans Held for Sale
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	92,000,000	91,000,000
TDR net finance receivables	92,000,000	91,000,000
Personal Loans | Consumer Loan Held for sale [Member]
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	2,000,000	0
TDR net finance receivables	2,000,000	0
Financing Receivable | finance receivables Loans Held for Sale [Member]
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	94,000,000	91,000,000
TDR net finance receivables	$ 94,000,000	$ 91,000,000